Organization and Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for doubtful accounts	$ 0	$ 200,000